Share Capital Authorized and Issued - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended		9 Months Ended
	Jul. 03, 2023	Jan. 03, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Aug. 14, 2024	Dec. 21, 2023
Capital Unit [Line Items]
Stock issued during period, shares, new issues (in shares)		13,553,681
Stock repurchased and retired during period (in shares)		97,327,049
Dividends, common stock, cash		$ 34.1
Adjustments to additional paid in capital, dividends in excess of retained earnings		0.5
Accumulated distributions in excess of net income		$ 1,696.4
Common stock, dividends, per share, declared (in dollars per share)			$ 0.10	$ 0	$ 0.30	$ 0
Stock repurchase program, authorized amount							$ 200.0	$ 50.0
Treasury stock, shares, acquired (in shares)			4,279,983	0	6,570,003	0
Treasury stock, value, acquired, cost method			$ 66.8	$ 0.0	$ 105.5	$ 0.0
Shares acquired, average cost per share (in dollars per share)			$ 15.61	$ 0	$ 16.06	$ 0
Fidelis Partnership
Capital Unit [Line Items]
Treasury stock, shares, acquired (in shares)			422,658		577,383
Treasury stock, value, acquired, cost method			$ 6.6		$ 9.3
IPO
Capital Unit [Line Items]
Stock issued during period, shares, new issues (in shares)	15,000,000
Sale of stock, number of shares issued in transaction (in shares)	15,000,000
Sale of stock, price per share (in dollars per share)	$ 14.00
Sale of stock, consideration received on transaction	$ 89.4
IPO, Shares Sold By Fidelis
Capital Unit [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	7,142,857
IPO, Shares Sold By Selling Shareholders
Capital Unit [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	7,857,143
Group | Fidelis MGU
Capital Unit [Line Items]
Stock repurchased and retired during period (in shares)		97,327,049
Consolidation, less than wholly owned subsidiary, parent ownership interest, changes, sale of interest by parent		$ 1,775.0